Quarterly Holdings Report
for
Fidelity Advisor® Capital Development Fund
June 30, 2023
ADESII-NPRT3-0823
1.804793.119
Common Stocks - 97.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.1%
Diversified Telecommunication Services - 0.3%
Cellnex Telecom SA (a)	160,500	6,478,340
Verizon Communications, Inc.	197,006	7,326,653
		13,804,993
Entertainment - 1.1%
Activision Blizzard, Inc.	61,300	5,167,590
Sea Ltd. ADR (b)	1,100	63,844
The Walt Disney Co. (b)	220,500	19,686,240
Universal Music Group NV	774,200	17,191,823
		42,109,497
Interactive Media & Services - 5.1%
Alphabet, Inc.:
Class A (b)	497,800	59,586,660
Class C (b)	451,860	54,661,504
Match Group, Inc. (b)	232,400	9,725,940
Meta Platforms, Inc. Class A (b)	228,039	65,442,632
Snap, Inc. Class A (b)	734,300	8,694,112
		198,110,848
Media - 2.6%
Charter Communications, Inc. Class A (b)	8,200	3,012,434
Comcast Corp. Class A	1,890,500	78,550,275
Interpublic Group of Companies, Inc.	486,700	18,776,886
		100,339,595
TOTAL COMMUNICATION SERVICES		354,364,933
CONSUMER DISCRETIONARY - 4.0%
Automobile Components - 0.2%
BorgWarner, Inc.	187,160	9,153,996
Automobiles - 0.1%
General Motors Co.	82,600	3,185,056
Broadline Retail - 0.2%
Amazon.com, Inc. (b)	59,200	7,717,312
Hotels, Restaurants & Leisure - 1.9%
Amadeus IT Holding SA Class A	113,600	8,640,034
Booking Holdings, Inc. (b)	14,600	39,424,818
Expedia, Inc. (b)	64,300	7,033,777
Marriott International, Inc. Class A	71,700	13,170,573
Starbucks Corp.	51,000	5,052,060
		73,321,262
Household Durables - 0.4%
Mohawk Industries, Inc. (b)	85,100	8,778,916
Sony Group Corp. sponsored ADR	55,100	4,961,204
Whirlpool Corp.	17,600	2,618,704
		16,358,824
Specialty Retail - 1.1%
Lowe's Companies, Inc.	174,000	39,271,800
RH (b)	13,500	4,449,465
		43,721,265
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc. Class B	29,300	3,233,841
TOTAL CONSUMER DISCRETIONARY		156,691,556
CONSUMER STAPLES - 4.9%
Beverages - 1.7%
Diageo PLC sponsored ADR (c)	96,500	16,740,820
Keurig Dr. Pepper, Inc.	517,800	16,191,606
The Coca-Cola Co.	561,700	33,825,574
		66,758,000
Consumer Staples Distribution & Retail - 1.6%
Costco Wholesale Corp.	4,400	2,368,872
Performance Food Group Co. (b)	138,200	8,325,168
Sysco Corp.	308,400	22,883,280
Target Corp.	53,200	7,017,080
U.S. Foods Holding Corp. (b)	174,700	7,686,800
Walmart, Inc.	71,700	11,269,806
		59,551,006
Household Products - 0.0%
Colgate-Palmolive Co.	4,500	346,680
Procter & Gamble Co.	5,100	773,874
		1,120,554
Personal Care Products - 0.7%
Estee Lauder Companies, Inc. Class A	24,800	4,870,224
Haleon PLC ADR (c)	1,868,900	15,661,382
Kenvue, Inc.	289,100	7,638,022
		28,169,628
Tobacco - 0.9%
Altria Group, Inc.	686,000	31,075,800
Philip Morris International, Inc.	32,900	3,211,698
		34,287,498
TOTAL CONSUMER STAPLES		189,886,686
ENERGY - 11.0%
Energy Equipment & Services - 0.0%
Baker Hughes Co. Class A	28,200	891,402
Oil, Gas & Consumable Fuels - 11.0%
Cenovus Energy, Inc. (Canada) (c)	1,587,658	26,965,318
Exxon Mobil Corp.	2,530,900	271,439,025
Hess Corp.	559,920	76,121,124
Imperial Oil Ltd.	468,300	23,960,275
Kosmos Energy Ltd. (b)	3,173,901	19,011,667
MEG Energy Corp. (b)	589,600	9,346,367
		426,843,776
TOTAL ENERGY		427,735,178
FINANCIALS - 16.9%
Banks - 11.0%
Bank of America Corp.	3,308,315	94,915,557
JPMorgan Chase & Co.	288,700	41,988,528
M&T Bank Corp.	68,600	8,489,936
PNC Financial Services Group, Inc.	253,516	31,930,340
Truist Financial Corp.	649,726	19,719,184
U.S. Bancorp	540,242	17,849,596
Wells Fargo & Co.	4,967,250	212,002,230
		426,895,371
Capital Markets - 2.1%
Charles Schwab Corp.	7,500	425,100
CME Group, Inc.	5,100	944,979
KKR & Co. LP	374,685	20,982,360
Morgan Stanley	213,200	18,207,280
Northern Trust Corp.	385,895	28,610,255
Raymond James Financial, Inc.	101,650	10,548,221
State Street Corp.	40,890	2,992,330
		82,710,525
Financial Services - 3.6%
Edenred SA	234,900	15,722,845
Fidelity National Information Services, Inc.	158,400	8,664,480
Global Payments, Inc.	21,500	2,118,180
MasterCard, Inc. Class A	38,600	15,181,380
PayPal Holdings, Inc. (b)	102,100	6,813,133
Radian Group, Inc.	819,252	20,710,691
Visa, Inc. Class A	306,800	72,858,864
		142,069,573
Insurance - 0.2%
Chubb Ltd.	40,200	7,740,912
TOTAL FINANCIALS		659,416,381
HEALTH CARE - 13.6%
Biotechnology - 0.5%
Alnylam Pharmaceuticals, Inc. (b)	43,000	8,167,420
Argenx SE ADR (b)	4,200	1,636,866
Insmed, Inc. (b)	157,479	3,322,807
Vaxcyte, Inc. (b)	104,600	5,223,724
Verve Therapeutics, Inc. (b)(c)	66,900	1,254,375
		19,605,192
Health Care Equipment & Supplies - 3.1%
Abbott Laboratories	17,800	1,940,556
Becton, Dickinson & Co.	40,600	10,718,806
Boston Scientific Corp. (b)	1,035,451	56,007,545
GE Healthcare Holding LLC	578,662	47,010,501
iRhythm Technologies, Inc. (b)	412	42,980
Koninklijke Philips Electronics NV (depository receipt) (NY Reg.)	183,551	3,981,221
		119,701,609
Health Care Providers & Services - 5.6%
Cardinal Health, Inc.	272,300	25,751,411
Centene Corp. (b)	34,000	2,293,300
Cigna Group	166,000	46,579,600
CVS Health Corp.	346,000	23,918,980
Guardant Health, Inc. (b)	80,400	2,878,320
Humana, Inc.	13,200	5,902,116
McKesson Corp.	101,180	43,235,226
UnitedHealth Group, Inc.	137,300	65,991,872
		216,550,825
Life Sciences Tools & Services - 0.2%
Danaher Corp.	40,900	9,816,000
Pharmaceuticals - 4.2%
Bristol-Myers Squibb Co.	1,031,500	65,964,425
Eli Lilly & Co.	56,520	26,506,750
GSK PLC sponsored ADR (c)	753,100	26,840,484
Johnson & Johnson	250,960	41,538,899
Sanofi SA sponsored ADR	63,000	3,395,700
Viatris, Inc.	50,600	504,988
		164,751,246
TOTAL HEALTH CARE		530,424,872
INDUSTRIALS - 15.9%
Aerospace & Defense - 3.7%
Airbus Group NV	170,600	24,665,645
General Dynamics Corp.	49,300	10,606,895
Huntington Ingalls Industries, Inc.	33,400	7,601,840
MTU Aero Engines AG	15,500	4,015,289
Raytheon Technologies Corp.	62,000	6,073,520
Safran SA	29,100	4,560,253
Textron, Inc.	36,800	2,488,784
The Boeing Co. (b)	388,800	82,099,008
		142,111,234
Air Freight & Logistics - 1.9%
FedEx Corp.	83,300	20,650,070
United Parcel Service, Inc. Class B	285,900	51,247,575
		71,897,645
Building Products - 0.2%
Johnson Controls International PLC	81,300	5,539,782
Commercial Services & Supplies - 0.1%
ACV Auctions, Inc. Class A (b)	307,100	5,303,617
Electrical Equipment - 1.3%
Acuity Brands, Inc.	66,400	10,828,512
Hubbell, Inc. Class B	43,218	14,329,360
Regal Rexnord Corp.	64,700	9,957,330
Vertiv Holdings Co.	632,600	15,669,502
		50,784,704
Ground Transportation - 0.5%
Knight-Swift Transportation Holdings, Inc. Class A	314,000	17,445,840
Industrial Conglomerates - 6.6%
3M Co.	33,900	3,393,051
General Electric Co.	2,309,587	253,708,132
		257,101,183
Machinery - 1.2%
Chart Industries, Inc. (b)	42,600	6,807,054
Cummins, Inc.	24,400	5,981,904
Flowserve Corp.	208,700	7,753,205
Fortive Corp.	112,100	8,381,717
Nordson Corp.	3,400	843,812
Otis Worldwide Corp.	71,750	6,386,468
Stanley Black & Decker, Inc.	43,700	4,095,127
Westinghouse Air Brake Tech Co.	72,002	7,896,459
		48,145,746
Passenger Airlines - 0.1%
Copa Holdings SA Class A	13,500	1,492,830
Ryanair Holdings PLC sponsored ADR (b)	34,400	3,804,640
		5,297,470
Professional Services - 0.3%
Equifax, Inc.	15,900	3,741,270
Genpact Ltd.	145,400	5,462,678
Paycom Software, Inc.	9,400	3,019,656
		12,223,604
Trading Companies & Distributors - 0.0%
Beijer Ref AB (B Shares)	82,399	1,051,250
TOTAL INDUSTRIALS		616,902,075
INFORMATION TECHNOLOGY - 17.5%
Electronic Equipment, Instruments & Components - 0.1%
Mirion Technologies, Inc. (b)(d)	371,848	3,142,116
IT Services - 0.3%
EPAM Systems, Inc. (b)	9,300	2,090,175
IBM Corp.	40,500	5,419,305
Snowflake, Inc. (b)	3,300	580,734
Twilio, Inc. Class A (b)	85,300	5,426,786
Unisys Corp. (b)	40,902	162,790
		13,679,790
Semiconductors & Semiconductor Equipment - 3.1%
Analog Devices, Inc.	44,000	8,571,640
Applied Materials, Inc.	88,000	12,719,520
Broadcom, Inc.	900	780,687
Lam Research Corp.	15,700	10,092,902
Marvell Technology, Inc.	455,767	27,245,751
NVIDIA Corp.	51,200	21,658,624
Qualcomm, Inc.	254,690	30,318,298
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	84,000	8,477,280
		119,864,702
Software - 10.3%
Adobe, Inc. (b)	69,300	33,887,007
Autodesk, Inc. (b)	42,200	8,634,542
DoubleVerify Holdings, Inc. (b)	64,200	2,498,664
Elastic NV (b)	121,700	7,803,404
Intuit, Inc.	23,100	10,584,189
Microsoft Corp.	853,800	290,753,050
PTC, Inc. (b)	37,900	5,393,170
Salesforce, Inc. (b)	17,700	3,739,302
SAP SE sponsored ADR (c)	253,300	34,653,973
Workday, Inc. Class A (b)	12,900	2,913,981
		400,861,282
Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	712,900	138,281,213
Samsung Electronics Co. Ltd.	84,220	4,637,711
		142,918,924
TOTAL INFORMATION TECHNOLOGY		680,466,814
MATERIALS - 3.2%
Chemicals - 0.7%
Axalta Coating Systems Ltd. (b)	48,600	1,594,566
DuPont de Nemours, Inc.	282,600	20,188,944
LyondellBasell Industries NV Class A	55,000	5,050,650
Sherwin-Williams Co.	7,400	1,964,848
		28,799,008
Metals & Mining - 2.5%
First Quantum Minerals Ltd.	1,490,400	35,258,831
Freeport-McMoRan, Inc.	1,155,179	46,207,160
Glencore PLC	2,431,200	13,784,627
		95,250,618
TOTAL MATERIALS		124,049,626
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
American Tower Corp.	49,900	9,677,606
Crown Castle International Corp.	46,600	5,309,604
Equinix, Inc.	1,400	1,097,516
Simon Property Group, Inc.	160,900	18,580,732
		34,665,458
UTILITIES - 0.7%
Electric Utilities - 0.7%
Entergy Corp.	32,200	3,135,314
PG&E Corp. (b)	227,300	3,927,744
Southern Co.	256,700	18,033,175
		25,096,233
Multi-Utilities - 0.0%
Sempra Energy	9,300	1,353,987
TOTAL UTILITIES		26,450,220
TOTAL COMMON STOCKS (Cost $2,302,409,413)		3,801,053,799

Preferred Stocks - 0.2%
	Shares	Value ($)
Convertible Preferred Stocks - 0.0%
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
Reddit, Inc. Series E (b)(d)(e)	5,200	179,868

Nonconvertible Preferred Stocks - 0.2%
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Embraer SA sponsored ADR (b)	451,800	6,984,828

TOTAL PREFERRED STOCKS (Cost $5,449,043)		7,164,696

Money Market Funds - 2.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (f)	77,947,228	77,962,818
Fidelity Securities Lending Cash Central Fund 5.14% (f)(g)	25,779,347	25,781,925
TOTAL MONEY MARKET FUNDS (Cost $103,744,743)		103,744,743

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $2,411,603,199)	3,911,963,238
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(21,384,127)
NET ASSETS - 100.0%	3,890,579,111

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,478,340 or 0.2% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,321,984 or 0.1% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Mirion Technologies, Inc.	6/16/21	3,718,480

Reddit, Inc. Series E	5/18/21	220,866

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	72,038,809	191,853,365	185,929,356	3,073,471	-	-	77,962,818	0.2%
Fidelity Securities Lending Cash Central Fund 5.14%	22,860,131	262,111,113	259,189,319	164,857	-	-	25,781,925	0.1%
Total	94,898,940	453,964,478	445,118,675	3,238,328	-	-	103,744,743

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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